Accounts Receivable, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Schedule of accounts receivable, net

Accounts receivable, net, was comprised of the following as of June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Gross accounts receivable	$279,941	$61,519
Less: allowance for doubtful accounts	(43,116)	(2,635)
Accounts receivable, net	$236,825	$58,884

Accounts receivable, net, was comprised of the following:

	December 31, 2018	December 31, 2017
Gross accounts receivable	$61,519	$168,385
Less: allowance for doubtful accounts	(2,635)	(21,581)
Accounts receivable, net	$58,884	$146,804